Retirement Benefits (Assumed heathcare trend rates) (Details)	12 Months Ended
Sep. 30, 2015
Defined Benefit Plan, Assumed Health Care Cost Trend Rates [Abstract]
Healthcare trend rate	7.00%
Ultimate trend rate	5.00%
Year the ultimate trend rate is reached	2019